PROVISIONS AND CONTINGENCIES - Roll forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Reconciliation of changes in provisions
Balance at the beginning of the period	$ 34,561
Recognized in income	(2,344)
Payments	(939)
Other	5,707
Balance at the end of the period	$ 36,985